Balance Sheet Components - Schedule of Deferred Revenue (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue [Line Items]
Total deferred revenue	$ 5,623	$ 7,361	$ 553
Less: current portion of deferred revenue	(5,249)	(7,361)	(425)
Noncurrent portion of deferred revenue	374		128
Product
Deferred Revenue [Line Items]
Total deferred revenue	5,050	6,919	286
Service
Deferred Revenue [Line Items]
Total deferred revenue	$ 573	$ 442	$ 267